Leases (Schedule of Finance and Operating Leases Mature) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Operating Leases
2020 (excluding nine months ended September 30,2020)	$ 40,345	$ 160,958
2021	164,081	164,081
2022	156,608	156,608
2023	161,674	161,674
2024	13,508	13,508
Total remaining lease payments	$ 536,216	656,829
Finance Lease
2020 (excluding year ended December 31, 2019)		2,133
Total remaining lease payments		$ 2,133